INVESTMENT SECURITIES	12 Months Ended
Mar. 31, 2012
INVESTMENT SECURITIES

5. INVESTMENT SECURITIES

Securities as of March 31, 2011 and 2012 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Non-current:
Available-for-sale securities	¥46,938	¥43,633	$532,110
Non-marketable equity securities	1,971	1,837	22,402

	¥48,909	¥45,470	$554,512

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2011				2012				2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,765	¥4,655	¥327	¥45,093	¥35,489	¥6,590	¥225	¥41,854	$432,793	$80,366	$2,744	$510,415
Corporate debt securities	1,802	43	—	1,845	1,697	82	—	1,779	20,695	1,000	—	21,695

	¥42,567	¥4,698	¥327	¥46,938	¥37,186	¥6,672	¥225	¥43,633	$453,488	$81,366	$2,744	$532,110

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Thousands of U.S. Dollars
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	$9,524	$1,573	$5,695	$1,171	$15,220	$2,744

Gross unrealized holding losses of available-for-sale securities as of March 31, 2012 consist of 29 kinds of securities. Ricoh judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2012, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥537	¥539	$6,549	$6,573
Over five years	1,160	1,240	14,146	15,122

	¥1,697	¥1,779	$20,695	$21,695

There were no significant proceeds from the sales of available-for-sale securities for the years ended March 31, 2012. Proceeds from the sales of available-for-sale securities were ¥1,027 million and ¥126 million for the years ended March 31, 2010 and 2011, respectively.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2010, 2011 and 2012.

The loss on impairment of available-for-sale securities were ¥1,844 million and ¥5,012 million ($61,122 thousand) for the years ended March 31, 2011 and 2012, respectively. The loss on impairment is included in other expense in consolidated statements of operations. The number of impaired available-for-sale securities were 14 and 14 for the years ended March 31, 2011 and 2012, respectively. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011 and 2012. There were no significant losses on impairment of available-for-sale securities for the year ended March 31, 2010.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2010, 2011 and 2012, refer to Note 14.